Class I Shares Prospectus | PNC MID CAP VALUE FUND | CLASS I
PNC MID CAP VALUE FUND

Supplement dated June 4, 2013 to the

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

D. Effective June 28, 2013 the name of PNC Mid Cap Value Fund will be changed to PNC Mid Cap Fund.  All references throughout the prospectus to PNC Mid Cap Value Fund are to be deleted in their entirety and replaced with PNC Mid Cap Fund.

E. Effective June 28, 2013, the third, fourth and fifth sentences of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 14 of the prospectus are deleted in their entirety and replaced with the following:

PNC Capital Advisors, LLC’s (the “Adviser”) investment process is to invest in securities of companies based on the Adviser’s analysis of the company’s cash flow. The Adviser’s investment process focuses, specifically, on Cash Flow Return on Investment (“CFROI®”)(1). CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry. The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds the Adviser’s cash flow value “target”. However, none of the sell characteristics are automatic.

F. Effective June 28, 2013, the following footnote is adding to the end of the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 14 of the prospectus:

(1)CFROI is a registered trademark of CSFB Holt.

G.  Effective June 28, 2013, the first paragraph under the section entitled “PERFORMANCE INFORMATION” on page 15 of the prospectus is deleted in its entirety and replaced with the following:

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class I Shares compare with those of a broad measure of market performance.  Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies and on June 28, 2013 the Fund modified the process by which it screens companies for investment.  Accordingly, performance information prior to those dates reflects the results of the previous investment strategies.  As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.  Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by calling 1-800-622-FUND (3863).

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)

H. Effective June 28, 2013, the primary benchmark for PNC Mid Cap Fund will change from the Russell Midcap Value Index to the Russell Midcap Index and the AVERAGE ANNUAL TOTAL RETURNS table listed on page 15 of the prospectus under the section entitled “PERFORMANCE INFORMATION” is deleted in its entirety and replaced with the following:

Average Annual Returns Class I Shares Prospectus PNC MID CAP VALUE FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I		(6.18%)	(2.07%)	6.87%	Jul. 01, 2002
CLASS I After Taxes on Distributions	[1]	(6.30%)	(2.48%)	5.77%
CLASS I After Taxes on Distributions and Sale of Fund Shares	[1]	(3.87%)	(1.83%)	5.63%
CLASS I Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)		(1.55%)	1.41%	8.04%	Jun. 30, 2002
CLASS I Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)		(1.38%)	0.04%	7.77%	Jun. 30, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE